Inventories	9 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Inventories	6. Inventories Inventories, consisted of the following (in thousands):
	September 30, 2023	December 31, 2022
Raw materials	$1,227	$1,010
Work-in-progress	31	164
Finished goods	139	121
	$1,397	$1,295